Segment reporting - Information About Reportable Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Vessel revenue	$ 915,892	$ 704,325	$ 585,047
Vessel operating costs	(333,748)	(294,531)	(280,460)
Voyage expenses	(7,959)	(6,160)	(5,146)
Charterhire	0	(4,399)	(59,632)
Depreciation - owned or sale and leaseback vessels	(194,268)	(180,052)	(176,723)
Depreciation - right of use assets for vessels	(51,550)	(26,916)	0
Impairment of vessels	(14,207)	0	0
Impairment loss recognised in profit or loss, intangible assets and goodwill	(2,639)
General and administrative expenses	(66,187)	(62,295)	(52,272)
Merger transaction related costs	0	0	(272)
Financial expenses	(154,971)	(186,235)	(186,628)
Gain / (loss) on repurchase/exchange of convertible notes	(1,013)	0	17,838
Financial income	1,249	8,182	4,458
Other income and (expenses), net	1,499	(409)	(605)
Net income / (loss)	94,124	(48,490)	(190,071)
Reportable segments [member]
Disclosure of operating segments [line items]
Vessel revenue	915,892	704,325	585,047
Vessel operating costs	(333,748)	(294,531)	(280,460)
Voyage expenses	(7,959)	(6,160)	(5,146)
Charterhire		(4,399)	(59,632)
Depreciation - owned or sale and leaseback vessels	(194,268)	180,052	(176,723)
Depreciation - right of use assets for vessels	(51,550)	(26,916)
Impairment of vessels	14,207
Impairment loss recognised in profit or loss, intangible assets and goodwill	(2,639)
General and administrative expenses	(13,229)	(12,151)	(11,929)
Merger transaction related costs			0
Financial expenses	0	0	0
Gain / (loss) on repurchase/exchange of convertible notes	0		0
Financial income	684	948	664
Other income and (expenses), net	0	15	0
Net income / (loss)	298,976	181,079	51,821
Reportable segments [member] | LR1/Panamax [Member]
Disclosure of operating segments [line items]
Vessel revenue	87,026	67,461	47,722
Vessel operating costs	(30,396)	(29,161)	(28,942)
Voyage expenses	(60)	(1,628)	(591)
Charterhire		0	0
Depreciation - owned or sale and leaseback vessels	(20,557)	(19,520)	(19,290)
Depreciation - right of use assets for vessels	0	0
Impairment of vessels	0
Impairment loss recognised in profit or loss, intangible assets and goodwill	2,639
General and administrative expenses	(1,180)	(1,167)	(1,173)
Merger transaction related costs			0
Financial expenses	0	0	0
Gain / (loss) on repurchase/exchange of convertible notes	0		0
Financial income	104	360	111
Other income and (expenses), net	0	0	0
Net income / (loss)	32,298	16,345	(2,163)
Reportable segments [member] | Handymax [Member]
Disclosure of operating segments [line items]
Vessel revenue	105,353	106,811	95,188
Vessel operating costs	(47,791)	(50,750)	(48,249)
Voyage expenses	(402)	(1,414)	(440)
Charterhire		(4,256)	(19,223)
Depreciation - owned or sale and leaseback vessels	(21,359)	(19,119)	(18,190)
Depreciation - right of use assets for vessels	(12,017)	(11,678)
Impairment of vessels	0
Impairment loss recognised in profit or loss, intangible assets and goodwill	0
General and administrative expenses	(1,960)	(2,192)	(2,195)
Merger transaction related costs			0
Financial expenses	0	0	0
Gain / (loss) on repurchase/exchange of convertible notes	0		0
Financial income	9	18	16
Other income and (expenses), net	0	0	0
Net income / (loss)	21,833	17,420	6,907
Reportable segments [member] | LR2 [Member]
Disclosure of operating segments [line items]
Vessel revenue	375,594	263,818	203,414
Vessel operating costs	(107,710)	(97,346)	(91,975)
Voyage expenses	(3,479)	(530)	(3,225)
Charterhire		271	(7,883)
Depreciation - owned or sale and leaseback vessels	(79,208)	(73,774)	(72,610)
Depreciation - right of use assets for vessels	(8,583)	(2,266)
Impairment of vessels	0
Impairment loss recognised in profit or loss, intangible assets and goodwill	0
General and administrative expenses	(4,029)	(3,841)	(3,790)
Merger transaction related costs			0
Financial expenses	0	0	0
Gain / (loss) on repurchase/exchange of convertible notes	0		0
Financial income	51	32	22
Other income and (expenses), net	0	0	0
Net income / (loss)	172,636	86,364	23,953
Reportable segments [member] | MR [Member]
Disclosure of operating segments [line items]
Vessel revenue	347,919	266,235	238,723
Vessel operating costs	(147,851)	(117,274)	(111,294)
Voyage expenses	(4,018)	(2,588)	(890)
Charterhire		(414)	(32,526)
Depreciation - owned or sale and leaseback vessels	(73,144)	(67,639)	(66,633)
Depreciation - right of use assets for vessels	(30,950)	(12,972)
Impairment of vessels	(14,207)
Impairment loss recognised in profit or loss, intangible assets and goodwill	0
General and administrative expenses	(6,060)	(4,951)	(4,771)
Merger transaction related costs			0
Financial expenses	0	0	0
Gain / (loss) on repurchase/exchange of convertible notes	0		0
Financial income	520	538	515
Other income and (expenses), net	0	15	0
Net income / (loss)	72,209	60,950	23,124
Corporate and eliminations [member]
Disclosure of operating segments [line items]
Vessel revenue	0	0	0
Vessel operating costs	0	0	0
Voyage expenses	0	0	0
Charterhire		0	0
Depreciation - owned or sale and leaseback vessels	0	0	0
Depreciation - right of use assets for vessels	0	0
Impairment of vessels	0
Impairment loss recognised in profit or loss, intangible assets and goodwill	0
General and administrative expenses	(52,958)	(50,144)	(40,343)
Merger transaction related costs			(272)
Financial expenses	(154,971)	(186,235)	(186,628)
Gain / (loss) on repurchase/exchange of convertible notes	(1,013)		17,838
Financial income	565	7,234	3,794
Other income and (expenses), net	1,499	(424)	(605)
Net income / (loss)	$ (204,852)	$ (229,569)	$ (241,892)